OTHER (EXPENSE) INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense)

Other (expense) income consists of the following (in thousands):

	Three Months Ended March 31,
	2012	2013
Interest and other expense:
Interest expense	$8,613	$6,565
Loss on debt modification and extinguishment	—	10,886
Gain on asset disposals	(130)	(65)
Foreign currency transaction (gain) loss	(290)	176

Total	$8,193	$17,562

Interest and other income:
Interest income	$229	$141

Total	$229	$141

Other (expense) income consists of the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Interest and other expense:
Interest expense	$388	$4,831	$34,200
(Gain) loss on asset disposals	(112)	996	22
Loss on ARS Rights	6,892	—	—
Foreign currency transaction (gain) loss	(173)	452	(67)

Total	$6,995	$6,279	$34,155

Interest and other income:
Interest income	$575	$1,265	$596
ARS trading gains	7,007	—	—
Available-for-sale realized gains	—	701	—

Total	$7,582	$1,966	$596